Net Loss Per Unit - Schedule of Earnings Per Share, Basic and Diluted (Detail) - Subsidiaries [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (1,847)	$ (40,216)	$ (19,453)	$ (740,828)	$ (774,185)	$ (53,848)
Accretion of senior preferred units	2,558	2,392	16,201	14,714	21,134	14,399
Net loss attributable to Common Unit holders	$ (4,405)	$ (42,608)	$ (35,654)	$ (755,542)	$ (795,319)	$ (68,247)
Weighted-average Common Units, basic and diluted	100	100	100	100	100	100
Net loss per unit attributable to Common Unit holders, basic and diluted	$ (44,050)	$ (426,080)	$ (356,540)	$ (7,555,420)	$ (7,953,192)	$ (682,472)